UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-03986

          Redwood Microcap Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
--------------------------------------------------------------------------
 (Address of principal executive offices) (Zip code)


John C Power
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 03/31
                       --------------------
Date of reporting period: 09/30/04
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS


                           Redwood MicroCap Fund, Inc.



                             2005 SEMI-ANNUAL REPORT



The Company:

Redwood MicroCap Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund's assets are primarily invested in securities with market capitalizations less than $50 million, oil & gas, real estate, hotels, radio broadcasting, and cash equivalents.

Shares of the Fund are bought and sold over-the-counter on NASDAQ's electronic bulletin board under the symbol "RWMC". The price of the stock is determined by both the net asset value of the Fund's portfolio and the dynamics of supply and demand. All, or nearly all, capital gains and dividend income are reinvested in the Fund.

Message to Shareholders:

Dear Shareholders:

For the six month period ended September 30, 2004, our Net Asset Value ("NAV") decreased 5% from $3,620,612 or $1.449 per share to $3,437,706 or $1.38 per share.

During 2001 Redwood MicroCap Fund, Inc. shareholders voted to ratify the Funds application to deregister as an investment Company under the Investment Act of 1940 and to rescind its Investment Guidelines. This positive vote will allow the Company to pursue its business objective of becoming an oil and gas exploration company through TDP Energy, our majority-owned subsidiary.

In November 2003, Redwood's Board of Directors requested management to develop a strategic business plan to facilitate the divestiture or distribution to shareholders of all assets except for our majority-owned oil and gas company:
TDP Energy. It is anticipated that it may take up to two years to fully divest or distribute our non core assets.

In November 2004, Redwood's Board of Directors updated its strategy to include the sale of all of its assets or the Fund subject to any necessary regulatory and shareholder approvals.

On behalf of the Board of Directors, we appreciate your continued support and confidence.


John C. Power
President
Redwood MicroCap Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2004

ASSETS

Investments in Securities:
Investments in securities of affiliated
  issuers (identified cost $4,202,730) (Notes 2,3 and 7)........... $ 5,799,525
Advances to affiliates (identified cost of $1,657,234)
(Notes 3 and 5)                                                         400,000
                                                                      ---------
Total..............................................................   6,199,525
                                                                  -------------


Cash and equivalents...............................................      16,284
                                                                  -------------

Total.............................................................. $ 6,215,809
                                                                  -------------



LIABILITIES

Accounts payable and other liabilities ............................      30,215
Notes and interest payable to affiliate (Note 6)...................   2,640,888
Deferred income tax liability (Note 4).............................     107,000
                                                                      ---------
Total..............................................................   2,778,103
                                                                  -------------


Commitments and Contingencies (Notes 8 and 9)

Net Assets..........................................................$ 3,437,706
                                                                     ==========

Net Asset Value Per Share...........................................   $   1.38
                                                                        =======


CAPITAL STOCK AND ACCUMULATED GAIN AS OF SEPTEMBER 30, 2004


Common Stock, $.001 par value, 500,000,000
  shares authorized, 2,499,544 issued and outstanding (Note 7)    $       2,500
Additional paid-in capital..........................................  2,116,246
                                                                    -----------

Net Capital paid in on shares of capital stock......................  2,118,746
                                                                    -----------


Net Accumulated Gain:
Net investment loss................................................. (2,256,130)
Accumulated net realized gain.......................................  4,362,104
Net unrealized depreciation of investments .........................   (787,014)
                                                                   ------------

Net accumulated gain................................................  1,318,960
                                                                   ------------


Net Assets......................................................... $ 3,437,706
                                                                     ==========

                      See notes to financial statements

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS AS OF SEPTEMBER 30, 2004(c)

SHARES                                                                VALUE (a)

                             COMMON STOCKS - 168.70%

Communications - 11.34%
         153     Alta California Broadcasting, Inc. (b)             $   350,000
      40,000     Antelope Peak (b)                                       40,000
                                                                    -----------
                                                                        390,000
Oil & Gas - 157.35%
         575     TDP Energy Co. (b)       Pledged (Notes 6 and 7)     5,409,025
                                                                     ----------

Real Estate - .01%
        150      Napa Canyon, LLC (b)                                       500
     320,536     Montana Resorts, LLC                                         0
     546,457     Wyoming Resorts, LLC (b)                                     0
                                                                   ------------
                                                                            500

 TOTAL COMMON STOCKS                                                $ 5,799,525
                                                                     ----------


                             PREFERRED STOCK - .00%

Real Estate - .00%

1,250,000        Wyoming Resorts, LLC (b)                          $          0
                                                                     ----------


                        MISCELLANEOUS INVESTMENTS -11.64%

PRINCIPAL         Advances to Affiliates - 11.64%

$   500,000      Wyoming Resorts, LLC                              $    400,000
$ 1,157,234      Yellowstone Gateway Resorts, LLC
                 (secured & unsecured (Note 3 and 5)                          0
                                                                   ------------
                                                                        400,000

Total Investments in Securities and Miscellaneous
  Investments of Affiliated Issuers (cost $5,859,964).........      $ 6,199,525
                                                                     ----------

Total Investments In Securities of Affiliated
  Issuers (cost $5,859,964)..........................    180.34%    $ 6,199,525
                                                         ------    ------------
Total Investments...................................     180.34%      6,199,525
Other Liabilities, Net of Assets....................    (80.34)%     (2,761,819)
                                                      ---------      ----------
NET ASSETS           ...............................     100.00%   $  3,437,706
                                                      =========     ===========


(a) See Note 1 and 2 to the financial statements. Securities are valued at their estimated fair values as determined by the Board of Directors in the absence of readily ascertainable market values.
(b) Restricted security, see Note 2 to the financial statements (c) See Note 3 to the financial statements


                        See notes to financial statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

Investment Income:
Distribution from affiliated company                                     20,000
Consulting and other income from affiliated companies...........         60,000
Interest income from affiliated companies.......................         15,041
Other income....................................................          5,592
                                                                    -----------

Total...........................................................        110,633
                                                                    -----------


Expenses:
Interest expense................................................         46,490
Salaries........................................................         68,156
Audit and accounting fees.......................................         40,411
Insurance.......................................................          4,292
Other...........................................................          1,247
Legal...........................................................         11,000
Reports to shareholders.........................................          1,974
Office expense..................................................          3,112
Transfer fees...................................................            670
Travel..........................................................          1,096
Telephone and telefax...........................................          2,738
Rent............................................................         10,078
Directors fees..................................................          2,000
Custodian fees..................................................             66
                                                                    -----------

Total...........................................................        193,330
                                                                    -----------


Net Investment Loss.............................................        (82,697)
                                                                    -----------


Net Unrealized Depreciation and Realized loss on investments:
Net realized loss on investment.................................        (31,521)
Unrealized depreciation of investments..........................       (171,688)
                                                                    -----------


Net Loss on Investments.........................................       (203,209)
                                                                      ---------

Net Decrease in Net Assets From Operations Before Income
   Tax Benefit..................................................       (285,906)

Income Tax Benefit (Note 5).....................................        103,000
                                                                      ---------

Net Decrease in Net Assets From Operations......................     $ (182,906)
                                                                      =========






                          See notes to financial statements

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operation......................     $  (182,906)
Adjustments to reconcile net decrease in net assets to
  cash used in operations:
Net realized loss on investments...............................          31,521
    Unrealized depreciation of investments.....................         243,205
    Unrealized appreciation investments........................         (71,517)
    Change in other assets and liabilities.....................          (5,088)
    Deferred income taxes......................................        (103,000)
                                                                    -----------


  Net cash used in operating activities........................         (87,785)
                                                                    -----------


CASH FLOWS FROM INVESTING ACTIVITIES:
    Purchase of investments.....................................        (38,277)
    Advances to affiliates......................................       (173,381)
    Proceeds from sale of investments...........................        125,878
    Repayments of advances to affiliates........................         65,034
                                                                    -----------


  Net cash provided by investing activities.....................        (20,746)
                                                                    -----------


CASH FLOWS FROM FINANCING ACTIVITIES:
    Principal repayment of borrowing............................        (83,089)
    Repayment of advances from affiliates.......................        (80,076)
    Advances from affiliates....................................        285,739
                                                                    -----------


  Net cash provided by financing activities.....................        122,574
                                                                    -----------


NET INCREASE IN CASH AND CASH EQUIVALENTS.......................         14,043

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD..................          1,120
                                                                    -----------


CASH AND CASH EQUIVALENTS, END OF PERIOD........................      $  15,163
                                                                        =======








                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED MARCH 31, 2003 MARCH 31, 2004 AND THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                      (Unaudited)
                              For the Six Months Ended
                                  September 30, 2004        2004           2003
                                  ------------------        ----           ----
From Operations:
Net investment gain(loss)..............  $ (82,697)     $ 700,180     $ 191,277)
Net realized loss from
 investment transactions...............    (31,521)       (13,937)      (25,983)
Net decrease in unrealized
 appreciation of investments...........   (171,688)    (1,261,064)     (903,501)
Income tax benefit (provision).........    103,000        286,000       685,751
                                         ---------     ----------      --------
Net increase (decrease) in net assets
 from operations.......................   (182,906)      (288,821)     (435,010)
Distribution to shareholders (Note 9)..         --             --            --
Capital share transactions.............         --         36,799        73,800
                                        ----------      ----------   ----------
Net increase(decrease) in net assets      (182,906)      (252,022)     (361,210)

Net Assets-beginning of period.........  3,620,612      3,872,634     4,233,844
                                       -----------    -----------   -----------
Net Assets-end of period...............$ 3,437,706    $ 3,620,612   $ 3,872,634
                                       ===========    ===========   ===========





                        See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Redwood MicroCap Fund, Inc., (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in of small speculative securities which are considered restricted securities or are not currently publicly-traded. The Funds investments are in the communications, oil and gas and hospitality industries. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and advances to affiliates, are valued at their estimated fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at the tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of September 30, 2004 are non-income producing securities.

Statement of Cash Flows - the Fund considers all highly liquid investments with maturities of three months or less to be cash equivalents.

Use of Estimates - The preparation of the Funds financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those significant estimates.

2.  RESTRICTED SECURITIES AND THINLY TRADED SECURITIES

Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of September 30, 2004. These securities comprised 168.70% of the Fund's net assets at such time:

                                    Date of                                Fair
Description                         Acquisition              Cost         Value

Alta California Broadcasting, Inc.  January 1, 1999    $  743,615    $  350,000
Napa Canyon, LLC                    September 7, 2001         500           500
TDP Energy Company                  December 22, 1993   1,301,621     5,409,025
Wyoming Resorts, LLC                May 28, 1997          546,457             0
Wyoming Resorts, LLC preferred stk  September 30, 2003  1,250,000             0
Montana Resorts, LLC                March 31, 2003        320,536             0
Antelope Peak                       July 31, 2003          40,000        40,000
                                                      -----------   -----------

Total                                                  $ 4,202,730  $ 5,799,525
                                                       ===========   ==========

The Fund has no right to require registration of the above restricted securities. As of September 30, 2004, the fair value of the Fund's investments in restricted securities comprised approximately 93% of the value of its total assets.

Valuations for the restricted securities as well as certain thinly traded securities and advances to affiliates, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $6,199,525 as of September 30, 2004, representing 180% of net assets. Because of the inherent subjectivity of these values, it is reasonably possible that a material change in such valuations could occur in the near term.

3.  INVESTMENTS IN SECURITIES OF AFFILIATED ISSUERS

As of September 30, 2004, the Fund holds either an indirect or direct ownership of 5 percent or more of the following securities:
                                                         Purchases and Advances
                                                   Fair    the Six months Ended
Description                            Cost       Value      September 30, 2004
-----------                            ----       -----     -------------------
Common Stock:
Alta California Broadcasting, Inc.$ 743,615   $ 350,000
Napa Canyon, LLC                        500         500
TDP Energy Company                1,301,621   5,409,025
Wyoming Resorts, LLC                546,458           0
Montana Resorts, LLC                320,536           0                  38,277
Antelope Peak                        40,000      40,000
                                 ----------   ---------

                                  2,952,730   5,799,525
                                 ----------   ---------

Preferred Stock :
Wyoming Resorts, LLC preferred stk    1,250,000              0

Advances to affiliates:
Wyoming Resorts, LLC                    500,000        400,000          125,131
Yellowstone Gateway, LLC -
     Secured & Unsecured              1,157,234              0          156,250
                                      ---------      ---------

                                      1,657,234
                                     ----------
                                     ----------

Total                               $ 5,859,964    $ 6,199,525
                                     ----------     ----------


4.  INCOME TAXES

The following summary reconciles income taxes computed at the federal statutory rate with the income tax provision.

        Federal income tax benefit
           computed at the statutory rate            $  95,000
        Net state income tax benefit                    18,000
                                                       -------
        Income taxes benefit                           103,000
                                                      ========

Deferred income taxes at September 30, 2004 consist of the following:

        Deferred tax asset - NOL carryforward        $  47,000
        Deferred tax liability - unrealized gains
          on investment                               (154,000)
                                                      ---------
        Net deferred tax liability                  $ (107,000)
                                                      =========

The NOL carry forward of approximately $700,000 expires in 2020.

5.  NOTES AND ADVANCES RECEIVABLE FROM AFFILIATES

During 2004, the Fund made advances to affiliated companies. At September 30, 2004, the Fund had outstanding advances receivable from Wyoming Resorts, LLC of $500,000 which has been reduced by a valuation allowance of $100,000, and accordingly is reflected in the accompanying financial statements at $400,000. The advances bear interest at 8%, through September 30, 2004. All interest accrued on advances to Wyoming Resorts, LLC have been valued at zero.

The Fund also had a note and 2nd deed of trust in the amount $250,000 and unsecured advances of $907,233.91 from Yellowstone Gateway Resorts, LLC for an aggregate of $1,157,234 which has been reduced by an allowance of $1,157,234 and valued at $0 as of September 30, 2004. Accrued interest of $58,955 on the note and deed of trust and $80,113 of accrued interest on secured advances was valued at zero as of September 30, 2004. On November 15, 2004, Yellowstone Gateway Resorts, LLC filed for Chapter 11 Bankruptcy reorganization and it is uncertain what the Fund may be able to recover if any of its secured note and other advances

6.  NOTES AND ADVANCES PAYABLE TO AFFILIATES

Notes and advances payable consist of the following:

Notes payable in the amount of $1,230,000 to an officer of TDP Energy Company. The note bears interest at 6% per annum through March 31, 2006. Interest accrued on this note at September 30, 2004 was $110,801 and may be paid in cash or through the issuance of 74,364 shares of the Fund. Interest is computed semi-annually in shares of the Fund based on the net asset value of the Fund's shares at the time the interest payment is due. No interest accrues on the note from April 1, 2006 through the notes maturity date of April 1, 2016. The principal amount outstanding on the note may be converted at anytime after March 31, 2004, at the option of the note holder, into fully paid and non-assessable shares of common stock of the Fund at $1.71 per share, subject to adjustments provided in the note agreement. The note is secured by capital stock of TDP Energy Company and is subordinate to the pledge to the financial institution as described in Note 7.

Advances payable in the amount of $843,367 to Napa Canyon, LLC.

Advances payable in the amount of $389,711 to Alta California Broadcasting.

Advances payable in the amount of $20,000 to TDP Energy Company.

Notes payable in the amount of $40,000 to Alta California Broadcasting/Antelope Peak. The note bears interest at 12% and is payable on demand. Interest accrued on this note at September 30, 2004 was $7,009.

7.  COMMITMENTS AND CONTINGENCIES

As of September 30, 2004, the Fund has guaranteed a loan between Wyoming Resorts, LLC, an affiliate, and a bank. The loan has an outstanding principal balance of $892,231. at September 30, 2004.

In March 2000, the Fund guaranteed a loan between Capell Valley Vineyards LLC, an affiliate of Wyoming Resorts, LLC and a financial institution. The amount outstanding at September 30, 2004 is $3,200,150.

The Fund has guaranteed a lease between Four Rivers Broadcasting , Inc., an affiliate, and a equipment leasing company. The lease requires 36 monthly payments of $1,740 plus tax each month of which 30 monthly payments had been made as of September 30, 2004.

In January 2004, the Fund pledged its holdings of 575 shares of common stock in TDP Energy Co. as collateral for the loan between a financial institution and Napa Canyon, LLC, an affiliate,. The loan amount is $2,500,000 and is due in full January 30, 2005. The loan was reduced by $200,000 during the year and as of September 30, 2004, the total amount outstanding, including accrued interest, was $2,392,084.

A minority shareholder of TDP Energy Company filed a shareholders derivative action against the Company. The minority shareholder complaint alleges breach of fiduciary duties, mis-management and misappropriation of assets. In June 2004, a settlement was reached by all parties subject. The settlement agreement, if completed, would result in the purchase by TDP of the minority shareholders 425 shares in TDP which represent 42.5% shares that are not owned by the Fund. The Fund has agreed to provide -certain of its assets as collateral for the purchase.

In the normal course of business, the Company is party to litigate from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

In October 2004, The Fund guaranteed a $10,000,000 credit facility between an affiliate, TDP Energy Company, and a Bank. The Fund agreed as part of their guarantee to use any dividends up to $1,350,000 from TDP Energy to repay notes payable from the Fund's majority-controlled subsidiaries to TDP.

8.  SECURITIES  AND EXCHANGE COMMISSION PROCEEDINGS

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC issued a letter in September, 1999 to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund reviewed the asserted deficiencies and violations and filed its response with the SEC. The Fund's management does not believe that the outcome of these matters will have a material impact on the Funds financial condition or operations. However, the ultimate outcome of these matters is not determinable at this time.

On June 1, 1998, the Securities and Exchange Commission issued an Order Instituting Proceedings alleging, among other things, that John C. Power, the Fund's president, violated Section 10(b) of the Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder, by participating in a manipulation of the market for stock in Premier Concepts, Inc. from approximately June, 1994 through December, 1994. There was no suggestion that Redwood's funds or assets were used. On March 9, 2001, an Initial Decision was issued in which it was determined that Mr, Power had engaged in the conduct alleged. The only sanction imposed was an order requiring him to cease and desist from committing or causing any violations or future violations of Section 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder. On March 29, 2001, Mr. Power petitioned the Commission for review of the Initial Decision, and, the Commission, in an opinion and order dated October 2, 2003, also concluded that Mr. Power engaged in the conduct alleged, and imposed a cease and desist order. Mr. Power has filed a Motion for Reconsideration with the Commission, which was denied on June 1, 2004. On August 2, 2004, Mr. Power filed a Petition for Review in the United States Court of Appeals for the District of Columbia. The review proceeding in the Court of Appeals is pending.


                      End of notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                              (Unaudited)
                           For the Six Months
                           Ended September 30, --For the Years Ended March 31--

                                    2004       2004      2003     2002     2001
                                    ----       ----      ----     ----     ----

Per Share:(1)
Income from investments...........$ .044    $ 0.442   $ 0.102   $ 0.170 $ 0.005
Expenses.......................... (.077)    (0.162)   (0.179)   (0.180) (0.128)
                                   -----      -----     -----     -----   -----
Net investment income (loss)...... (.033)    (0.280)   (0.077)   (0.010) (0.123)
Net realized gain (loss) and
 net change in unrealized
 appreciation of investments...... (.081)    (0.510)   (0.376)   (0.012)  1.084
(Provision) benefit for
 income taxes.....................  .041      0.114     0.277    (0.008) (0.281)
Distribution to shareholders......     -          -         -         -  (0.253)
Purchase of treasury stock........     -          -         -         -       -
                                   -----      -----     -----     -----   -----
Net increase (decrease) in net
 asset value...................... (.073)    (0.116)   (0.176)   (0.014)  0.427

Net asset value:
Beginning of period............... 1.448      1.564     1.740     1.754   1.327
                                  -----       -----     -----     -----   -----
End of period.....................$1.375     $1.448    $1.564    $1.740  $1.754
                                   =====     ======     =====     =====   =====

Total investment return (2).......(5.04)%    (7.53)%  (13.28)%   (0.77)%  51.24%

Ratios:
Expenses  to average net assets    4.84%     10.57%    10.84%    10.18%    8.36%
Expenses to income...............174.75%     36.67%   175.49%   105.61% 2801.54%
Net investment income (loss) to
 average net assets..............  2.07%    (18.26)%   (4.66)%   (0.54)% (8.06)%
Portfolio turnover rate (3)......  4.61%      0.00%     0.77%     0.34%   27.12%

(1) Selected data for a share of capital stock outstanding throughout the year.

(2) Based on the change in net asset value (exclusive of treasury stock transactions and distributions). The Fund does not believe that a presentation based on changes in the market value of the Funds' common stock is appropriate considering the limited market for its stock.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales/maturities of investment securities and promissory notes (excluding short-term securities and notes) for the six months ended September 30, 2004, were $319,658 and $266,517, respectively.



                        See notes to financial statements

CORPORATE INFORMATION
Officers and Directors

John C. Power, President, Treasurer, and Director
R. Stanley Pittman, Secretary

Joseph O. Smith, Director
Peter L. Hirschburg, Director

Corporate Headquarters
REDWOOD MICROCAP FUND, INC.
6180 Lehman Drive, Suite 103
Colorado Springs, CO  80918 - 3415
(719) 593-2111

Custodian of Portfolio Securities
US Bank

Stock Transfer Agent
Computershare Trust Company, Inc.
P.O. Box 1596
Denver, CO 80401

Independent Auditors

Ehrhardt Keefe Steiner & Hottman
7979 East Tufts Avenue, Suite 400
Denver, CO 80237

Counsel
Neuman & Drennen, LLC

Stocks held in "street name"
Redwood MicroCap Fund, Inc. maintains a mailing list to assure that stockholders whose stock is not held in their own name, and other interested persons, receive financial information on a timely basis. If you would like your name added to this list, please send your request to:

Investor Relations
Redwood MicroCap Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918

Common Stock
Listed: Over-the-Counter market, electronic bulletin board symbol "RWMC"

(Please see insert for TDP Energy Company unaudited balance sheet for the period ended September 30, 2004. This insert is made part of the Redwood MicroCap Fund, Inc. September 30, 2004 report.)

ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
                      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Redwood Microcap Fund, Inc.  By * /s/ John C Power

                      John C Power, President Date 11/30/04
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John C Power

                 John C Power, President Date 11/30/04
---------------------------------------------------------------------------




Fund Directors



Name,     Positions     Term of Office     Principal         Number of    Other
Address   Held with     and Length of      Occupation(s)    Portfolios Director
and Age     Fund        time served        during the        in Fund      ships
*see(1)                 *see(2)below       past 5 years       Complex      held
 below                                                        Overseen      for
                                                                 By        each
                                                             Director   officer
                                                                 Or         or
                                                             Nominee    nominee
                                                            *see (3)        for
                                                              below    Director
--------   --------   --------------   -------------------  ---------- --------

John C.    Director   Since 5/89       Mr. Power President                 None
 Power     President                   (since September 1992)
  (42)       & CEO    Since Feb 1992   and Director (since Sept.
           Chief Financial             1989)of Redwood MicroCap
             Officer  Since Feb 1999   Fund, Inc. a registered
                                       Closed-end investment
                                       company registered under
                                       the Investment Act of
                                       1940. In addition, he
                                       serves as Vice-President
                                       of Tri-Power Resources,
                                       Inc.(since December 1993),
                                       President and Director
                                       of Alta California
                                       Broadcasting, Inc.(since
                                       May 1994), President and
                                       Director of Four Rivers
                                       Broadcasting, Inc.(since
                                       May 1997), Managing Member
                                       of Nova Redwood LLC
                                       (since November 1999),
                                       Managing Member of Wyoming
                                       Resorts, LLC (since June
                                       1997)Managing Member of
                                       Montana Resorts, LLC
                                       (from May 2002), Managing
                                       Member of Yellowstone
                                       Gateway Resorts, LLC
                                       (from May 2002)and Co-
                                       Managing Member of Napa
                                       Canyon, LLC (since Sept
                                       2001). He served as
                                       Director of Redwood Energy
                                       Ltd from 1994 to 2004,
                                       President and Director of
                                       Redwood Broadcasting, Inc.
                                       from December 1994 to
                                       June 1998, President and
                                       Director of Power Surge,
                                       Inc. from December 1996
                                       to June 1998.  He also
                                       serves as President of
                                       Power Curve, Inc.(since
                                       1986), Managing Member of
                                       Sea Ranch Lodge and Village
                                       LLC(since December 1997),
                                       and Co-Managing Member of
                                       Napa Partners, LLC (since
                                       November 1999) He also
                                       served as Managing Member
                                       of Sea Ranch California,
                                       LLC from December 1997
                                       to June 2004. Mr. Power
                                       attended Occidental College
                                       and University of California
                                       at Davis.

Peter      Director  Since 2000        Mr. Hirschburg serves as an         none
 Hirschburg                            executive officer and director
   (83)                                of the following family-owned
                                       private corporations;  Fletcher
                                       Oil Company, a distributor of
                                       Petroleum products primarily
                                       through convenience stores
                                       and gas stations in rural
                                       markets, FOF, Inc. an owner
                                       of petroleum distribution-
                                       related real estate.
                                       Northwest Land and Cattle
                                       Company, Inc., a company
                                       with real estate holdings
                                       and petroleum product
                                       distribution interests; ADA
                                       Distributing Company, Inc.,
                                       which holds real estate
                                       investment income properties;
                                       and GMCS, Inc., which holds
                                       additional real estate
                                       interests.

Joseph O.  Director  Since May 1985    Mr. Smith served as a Director     none
 Smith                                 of Combined Penny Stock
  (62)                                 Fund, Inc. from  May 1985 to
                                       February 28, 1992, and has
                                       been an engineering Manager
                                       with National SemiConductor
                                       (manufacturer)since August
                                       1985



(1) The address for all officers and directors is c/o the Fund, 6180 Lehman Drive, Suite 103, Colorado Springs, Colorado, 80918.

(2) Terms of office for all director and officer positions with the Fund are until their successors have been duly elected and qualified.

(3) Directors are not allocated portfolios to oversee. All portfolios are overseen by the entire Board of Directors.

                           THIS PAGE INTENTIONALLY LEFT BLANK